Note 11 - Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2025	1,971,216	$11.54	4.30
PIPE 2025 warrants	547,737	4.00
PIPE 2025 broker warrants	25,958	3.80
Exercised	(1,623,530)	5.43
Outstanding warrants, March 31, 2025	921,381	$17.60	2.36
	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2025	699,546	3.22
Exercised	(563,065)
Outstanding warrants, March 31, 2025	136,481	3.17

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2023	33,467	$45.43	2.54
Series C Warrants (Note 12.a)	159,966	24.62
Outstanding warrants, December 31, 2023	193,433	$23.46	2.74
Series C Warrants (Note 12.a)	86,820	24.62
Broker warrants for Series C Offering (Note 12.a)	4,163	12.31
PIPE Warrants (Note 12.a)	823,529	6.83
WaveDancer legacy warrants (Note 4)	76,098	94.69
Convertible Promissory Note Warrants (Note 9)	800,000	4.00
Exercised	(12,827)	0.05
Outstanding warrants, December 31, 2024	1,971,216	$11.54	4.30
	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2023	54,708	2.51
Outstanding warrants, December 31, 2023	54,708	1.51
Pre-funded warrants (Note 12.a)	504,324
Series D warrants	92,799
Series A warrants	629,047
Consulting agreement warrants	44,932
Exercised	(626,264)
Outstanding warrants, December 31, 2024	699,546	3.22

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2024	470,061	$9.64	3.97	$-
Granted	15,000	3.12
Forfeited or expired	(8,320)	(5.18)
Outstanding Options, March 31, 2025	476,741	$9.51	3.72	$12
	Number of Stock Options	Weighted Average Grant-Date Fair Value
Non-Vested Options, December 31, 2024	206,427	$4.56
Options granted	15,000	2.28
Options vested	(28,205)	4.63
Options forfeited	(7,164)	5.11
Non-Vested Options, March 31, 2025	186,058	$4.34

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
Options granted	335,728	5.18
WaveDancer options	113,522	82.25
Options expired	(113,522)	82.25
Outstanding Options, December 31, 2024	470,061	$9.64	3.97	$-
	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2023	90,988	$4.77
Options granted	335,728	4.77
Options vested	(220,289)	4.97
Non-Vested Options, December 31, 2024	206,427	$4.56

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2025	2024
Risk free rate	3.98%	-
Dividend yield	0%	-
Expected volatility	93.18%	-
Expected term (in years)	3.12	-

	2024			2023
Risk free rate	3.75%	-	3.82%	4.35%
Dividend yield		0%		0%
Expected volatility	86.50%	-	87.60%	86%
Expected term (in years)	3.91	-	4.93	3

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of Stock RSUs	Aggregate Intrinsic Value
Outstanding, December 31, 2024	-	$-
RSUs granted	10,000
Outstanding, March 31, 2025	10,000	$39
	Number of Stock RSUs	Weighted Average Grant-Date Fair Value
Non-Vested RSUs, December 31, 2024	-	$-
RSUs granted	10,000	3.12
Non-Vested RSUs, March 31, 2025	10,000	$3.12

Share-Based Payment Arrangement, Deferred Stock Unit, Activity [Table Text Block]
	Number of Stock DSUs	Aggregate Intrinsic Value
Outstanding, December 31, 2024	-	$-
DSUs granted	66,668
Outstanding, March 31, 2025	66,668	$262
	Number of Stock DSUs	Weighted Average Grant-Date Fair Value
Non-Vested DSUs, December 31, 2024	-	$-
DSUs granted	66,668	3.12
DSUs vested	(33,332)	(3.12)
Non-Vested DSUs, March 31, 2025	33,336	$3.12